Shareholder Report, Holdings (Details) - C000017621	Dec. 31, 2024
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.00%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%